Contingent consideration	6 Months Ended
Dec. 31, 2023
Statement [line items]
Contingent consideration
Note 12. Contingent consideration

	Consolidated
	December 2023	June 2023
	$	$
Contingent consideration — Paxalisib	750,000	750,000
Contingent consideration — EVT801	808,931	—

	1,558,931	750,000

See also Note 15 setting out
non-current
contingent consideration.